Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Commodity Strategy Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Class A
Trading Symbol	CCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| The Fund maintained overweight allocations to the energy, grains, softs (commodities that are grown, not mined) and livestock sectors which contributed to performance relative to the Bloomberg Commodity Index Total Return. The agriculture sector was the Fund’s largest contributor relative to the benchmark with strong returns coming from both softs and grains. The Fund accesses commodities markets via listed futures, using these commodities futures to position the Fund relative to the benchmark and to provide shareholders with total return.
Stock selection
| Curve positioning within all major sectors of the commodity market other than livestock contributed positively to Fund performance. The highest contributing sectors, based on curve positioning, were the energy and grains sectors.
Individual holdings
| Cocoa was the largest contributing commodity as the Fund had a small weight in cocoa compared to no exposure in the benchmark. The Fund’s positioning within corn, soybean oil and soybean also contributed to the Fund’s relative performance. Within the energy sector, brent crude oil, natural gas and heating oil contributed to relative performance.
Top Performance Detractors
Allocation
| The Fund’s allocation to industrial and precious metals detracted from performance relative to the Bloomberg Commodity Index Total Return. The Fund’s overweight to lead was a notable detractor within the sector.
Stock selection
| Security selection in the livestock sector detracted from the Fund’s relative performance.
Individual holdings
| Coffee was the Fund’s largest detracting commodity relative to the benchmark. Within livestock, lean hogs also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	13.70	10.17	(0.72)
Class A (including sales charges)	7.12	8.90	(1.31)
Bloomberg Commodity Index Total Return	10.95	8.15	(1.08)
MSCI ACWI (Net)	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 275,238,836
Holdings Count | Holdings	315
Advisory Fees Paid, Amount	$ 1,645,564
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 275,238,836
Total number of portfolio holdings	315
Management services fees (represents 0.63% of Fund average net assets)	$ 1,645,564
Portfolio turnover for the reporting period	117%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	29.9%
Energy	35.6%
Industrial Metals	16.3%
Livestock	7.4%
Precious Metals	20.2%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment
Columbia Commodity Strategy Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Advisor Class
Trading Symbol	CCOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| The Fund maintained overweight allocations to the energy, grains, softs (commodities that are grown, not mined) and livestock sectors which contributed to performance relative to the Bloomberg Commodity Index Total Return. The agriculture sector was the Fund’s largest contributor relative to the benchmark with strong returns coming from both softs and grains. The Fund accesses commodities markets via listed futures, using these commodities futures to position the Fund relative to the benchmark and to provide shareholders with total return.
Stock selection
| Curve positioning within all major sectors of the commodity market other than livestock contributed positively to Fund performance. The highest contributing sectors, based on curve positioning, were the energy and grains sectors.
Individual holdings
| Cocoa was the largest contributing commodity as the Fund had a small weight in cocoa compared to no exposure in the benchmark. The Fund’s positioning within corn, soybean oil and soybean also contributed to the Fund’s relative performance. Within the energy sector, brent crude oil, natural gas and heating oil contributed to relative performance.
Top Performance Detractors
Allocation
| The Fund’s allocation to industrial and precious metals detracted from performance relative to the Bloomberg Commodity Index Total Return. The Fund’s overweight to lead was a notable detractor within the sector.
Stock selection
| Security selection in the livestock sector detracted from the Fund’s relative performance.
Individual holdings
| Coffee was the Fund’s largest detracting commodity relative to the benchmark. Within livestock, lean hogs also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	13.84	10.46	(0.47)
Bloomberg Commodity Index Total Return	10.95	8.15	(1.08)
MSCI ACWI (Net)	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 275,238,836
Holdings Count | Holdings	315
Advisory Fees Paid, Amount	$ 1,645,564
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 275,238,836
Total number of portfolio holdings	315
Management services fees (represents 0.63% of Fund average net assets)	$ 1,645,564
Portfolio turnover for the reporting period	117%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	29.9%
Energy	35.6%
Industrial Metals	16.3%
Livestock	7.4%
Precious Metals	20.2%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Commodity Strategy Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	CCSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| The Fund maintained overweight allocations to the energy, grains, softs (commodities that are grown, not mined) and livestock sectors which contributed to performance relative to the Bloomberg Commodity Index Total Return. The agriculture sector was the Fund’s largest contributor relative to the benchmark with strong returns coming from both softs and grains. The Fund accesses commodities markets via listed futures, using these commodities futures to position the Fund relative to the benchmark and to provide shareholders with total return.
Stock selection
| Curve positioning within all major sectors of the commodity market other than livestock contributed positively to Fund performance. The highest contributing sectors, based on curve positioning, were the energy and grains sectors.
Individual holdings
| Cocoa was the largest contributing commodity as the Fund had a small weight in cocoa compared to no exposure in the benchmark. The Fund’s positioning within corn, soybean oil and soybean also contributed to the Fund’s relative performance. Within the energy sector, brent crude oil, natural gas and heating oil contributed to relative performance.
Top Performance Detractors
Allocation
| The Fund’s allocation to industrial and precious metals detracted from performance relative to the Bloomberg Commodity Index Total Return. The Fund’s overweight to lead was a notable detractor within the sector.
Stock selection
| Security selection in the livestock sector detracted from the Fund’s relative performance.
Individual holdings
| Coffee was the Fund’s largest detracting commodity relative to the benchmark. Within livestock, lean hogs also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	14.05	10.46	(0.49)
Bloomberg Commodity Index Total Return	10.95	8.15	(1.08)
MSCI ACWI (Net)	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 275,238,836
Holdings Count | Holdings	315
Advisory Fees Paid, Amount	$ 1,645,564
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 275,238,836
Total number of portfolio holdings	315
Management services fees (represents 0.63% of Fund average net assets)	$ 1,645,564
Portfolio turnover for the reporting period	117%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	29.9%
Energy	35.6%
Industrial Metals	16.3%
Livestock	7.4%
Precious Metals	20.2%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Commodity Strategy Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 2 Class
Trading Symbol	CADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| The Fund maintained overweight allocations to the energy, grains, softs (commodities that are grown, not mined) and livestock sectors which contributed to performance relative to the Bloomberg Commodity Index Total Return. The agriculture sector was the Fund’s largest contributor relative to the benchmark with strong returns coming from both softs and grains. The Fund accesses commodities markets via listed futures, using these commodities futures to position the Fund relative to the benchmark and to provide shareholders with total return.
Stock selection
| Curve positioning within all major sectors of the commodity market other than livestock contributed positively to Fund performance. The highest contributing sectors, based on curve positioning, were the energy and grains sectors.
Individual holdings
| Cocoa was the largest contributing commodity as the Fund had a small weight in cocoa compared to no exposure in the benchmark. The Fund’s positioning within corn, soybean oil and soybean also contributed to the Fund’s relative performance. Within the energy sector, brent crude oil, natural gas and heating oil contributed to relative performance.
Top Performance Detractors
Allocation
| The Fund’s allocation to industrial and precious metals detracted from performance relative to the Bloomberg Commodity Index Total Return. The Fund’s overweight to lead was a notable detractor within the sector.
Stock selection
| Security selection in the livestock sector detracted from the Fund’s relative performance.
Individual holdings
| Coffee was the Fund’s largest detracting commodity relative to the benchmark. Within livestock, lean hogs also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	14.05	10.58	(0.40)
Bloomberg Commodity Index Total Return	10.95	8.15	(1.08)
MSCI ACWI (Net)	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 275,238,836
Holdings Count | Holdings	315
Advisory Fees Paid, Amount	$ 1,645,564
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 275,238,836
Total number of portfolio holdings	315
Management services fees (represents 0.63% of Fund average net assets)	$ 1,645,564
Portfolio turnover for the reporting period	117%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	29.9%
Energy	35.6%
Industrial Metals	16.3%
Livestock	7.4%
Precious Metals	20.2%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Commodity Strategy Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 3 Class
Trading Symbol	CCFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| The Fund maintained overweight allocations to the energy, grains, softs (commodities that are grown, not mined) and livestock sectors which contributed to performance relative to the Bloomberg Commodity Index Total Return. The agriculture sector was the Fund’s largest contributor relative to the benchmark with strong returns coming from both softs and grains. The Fund accesses commodities markets via listed futures, using these commodities futures to position the Fund relative to the benchmark and to provide shareholders with total return.
Stock selection
| Curve positioning within all major sectors of the commodity market other than livestock contributed positively to Fund performance. The highest contributing sectors, based on curve positioning, were the energy and grains sectors.
Individual holdings
| Cocoa was the largest contributing commodity as the Fund had a small weight in cocoa compared to no exposure in the benchmark. The Fund’s positioning within corn, soybean oil and soybean also contributed to the Fund’s relative performance. Within the energy sector, brent crude oil, natural gas and heating oil contributed to relative performance.
Top Performance Detractors
Allocation
| The Fund’s allocation to industrial and precious metals detracted from performance relative to the Bloomberg Commodity Index Total Return. The Fund’s overweight to lead was a notable detractor within the sector.
Stock selection
| Security selection in the livestock sector detracted from the Fund’s relative performance.
Individual holdings
| Coffee was the Fund’s largest detracting commodity relative to the benchmark. Within livestock, lean hogs also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	14.19	10.69	(0.31)
Bloomberg Commodity Index Total Return	10.95	8.15	(1.08)
MSCI ACWI (Net)	23.56	11.68	8.40
(a)
The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 275,238,836
Holdings Count | Holdings	315
Advisory Fees Paid, Amount	$ 1,645,564
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 275,238,836
Total number of portfolio holdings	315
Management services fees (represents 0.63% of Fund average net assets)	$ 1,645,564
Portfolio turnover for the reporting period	117%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	29.9%
Energy	35.6%
Industrial Metals	16.3%
Livestock	7.4%
Precious Metals	20.2%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds